Going Concern (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss from continuing operation	$ (6,136,105)	$ (3,131,760)
Net loss from discontinued operation	(1,203,785)	(80,488)
Accumulated deficit	$ (10,559,658)	$ (3,219,768)